Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid(3) to PEO	Average Summary Compensation Table Total for Non-PEO NEOs(2)	Average Compensation Actually Paid(3) to Non-PEO NEOs	Value of Initial Fixed $100 Investment Based On Total Shareholder Return	Net Income (Loss) Attributable to the Common Stockholders (in thousands)
(a)	(b)	(c)	(d)	(e)	(f)	(g)
2023	$3,405,821	$2,230,934	$1,945,116	$1,574,714	$42.89	$(40,821)
2022	$4,350,337	$4,686,429	$2,199,358	$2,283,084	$161.77	$(32,812)
2021	$3,306,729	$4,069,090	$1,626,456	$1,919,424	$194.06	$(45,978)

Named Executive Officers, Footnote	Mr. Bennett was PEO throughout this period.2023: Messrs. Eubanks and Hays; 2022 and 2021: Messrs. Eubanks, Hays and Welter
PEO Total Compensation Amount	$ 3,405,821	$ 4,350,337	$ 3,306,729
PEO Actually Paid Compensation Amount	$ 2,230,934	4,686,429	4,069,090
Adjustment To PEO Compensation, Footnote	Compensation Actually Paid is the summary compensation table total for the PEO (column (b) above) and average summary compensation table total for the Non-PEO NEOs (column (d) above), as applicable, with the following adjustments to the value of equity adjusted as follows pursuant to Item 402(v)(2)(iii)(C) of Regulation S-K:

	PEO	Non-PEO NEOs
	2023	2023
Summary Compensation Table Total	$3,405,821	$1,945,116
SCT Reversal	$559,555	$230,813
New awards outstanding	$151,533	$62,506
Change in value of prior-year awards	$(552,039)	$(167,998)
New awards vested during the year	$—	$—
Vested prior-year awards	$(214,826)	$(34,098)
Forfeitures	$—	$—
Dividends	$—	$—
Compensation actually paid	$2,230,934	$1,574,714

Non-PEO NEO Average Total Compensation Amount	$ 1,945,116	2,199,358	1,626,456
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,574,714	2,283,084	1,919,424
Adjustment to Non-PEO NEO Compensation Footnote	Compensation Actually Paid is the summary compensation table total for the PEO (column (b) above) and average summary compensation table total for the Non-PEO NEOs (column (d) above), as applicable, with the following adjustments to the value of equity adjusted as follows pursuant to Item 402(v)(2)(iii)(C) of Regulation S-K:

	PEO	Non-PEO NEOs
	2023	2023
Summary Compensation Table Total	$3,405,821	$1,945,116
SCT Reversal	$559,555	$230,813
New awards outstanding	$151,533	$62,506
Change in value of prior-year awards	$(552,039)	$(167,998)
New awards vested during the year	$—	$—
Vested prior-year awards	$(214,826)	$(34,098)
Forfeitures	$—	$—
Dividends	$—	$—
Compensation actually paid	$2,230,934	$1,574,714

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income	Relationship Between Compensation Actually Paid (CAP) and Financial Performance Measures in the Pay Versus Performance Table
Total Shareholder Return Amount	$ 42.89	161.77	194.06
Net Income (Loss)	$ (40,821,000)	$ (32,812,000)	$ (45,978,000)
PEO Name	Mr. Bennett
PEO | S C T Reversal [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 559,555
PEO | New Awards Outstanding [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	151,533
PEO | Change In Value Of Prior Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(552,039)
PEO | New Awards Vested During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Vested Prior Year Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(214,826)
PEO | Forfeitures [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dividends [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | S C T Reversal [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	230,813
Non-PEO NEO | New Awards Outstanding [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	62,506
Non-PEO NEO | Change In Value Of Prior Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(167,998)
Non-PEO NEO | New Awards Vested During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Vested Prior Year Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(34,098)
Non-PEO NEO | Forfeitures [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividends [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0